Notes receivable, current (Details Narrative)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CHF (SFr) shares
Employee
Related Party Transaction [Line Items]
Notes receivable	$ 63,268		$ 66,872	SFr 61,818
ESOP options			60,000	60,000
Carlos Moreira
Related Party Transaction [Line Items]
Notes receivable	$ 472	SFr 397